COSTS AND ESTIMATED EARNINGS IN EXCESS OF BILLINGS (Details Textual) - USD ($) $ in Thousands	Jun. 30, 2015	Jun. 30, 2014
Costs In Excess Of Billings And Billings In Excess Of Costs Incurred [Line Items]
Contracts Completed But Still Within Warranty Period Current	$ 29,752	$ 16,442
Contract Amount For Warranty Period Expected To Be Collected	$ 1,895	$ 989